Financial instruments - Fair Value Maturity Schedule (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	R$ (2,999,118)	R$ (6,567,720)
2025
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	(292,400)	(1,753,846)
2026
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	(505,985)	(1,699,768)
2027
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	247,451	(36,905)
2028 onwards
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	R$ (2,448,184)	R$ (3,077,201)